VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                            Telephone (213) 683-6000
                            Facsimile (213) 627-0705
                              Internet www.phjw.com




March 7, 2008

Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      CNI Charter Funds - File Nos. 333-16093 and 811-7923

Dear Sir:

On behalf of CNI Charter Funds (the "Registrant"), attached please find Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (the "Amendment") for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended. The purpose of the Amendment is to register the shares of the newly established Opportunistic Value Fund series of the Registrant.

Please direct any inquiries regarding this filing to Laurie Dee at (213) 683-6163 or me at (213) 683-6207.

                                            Sincerely yours,


                                            /s/ Michael Glazer
                                            of PAUL, HASTINGS, JANOFSKY & WALKER
                                            LLP
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